UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-3855

Fidelity Advisor Series VIII

(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2017

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity Advisor® Emerging Markets Income Fund

September 30, 2017

EMI-QTLY-1117
1.808787.113

Investments September 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 26.8%
		Principal Amount(a)	Value
Azerbaijan - 1.6%
Southern Gas Corridor CJSC 6.875% 3/24/26 (b)		$56,820,000	$63,922,500
State Oil Co. of Azerbaijan Republic 6.95% 3/18/30 (Reg. S)		15,030,000	16,345,125

TOTAL AZERBAIJAN			80,267,625

Brazil - 0.3%
Caixa Economica Federal:
4.25% 5/13/19 (b)		10,425,000	10,623,075
7.25% 7/23/24 (b)(c)		2,965,000	3,091,013

TOTAL BRAZIL			13,714,088

British Virgin Islands - 0.3%
1MDB Global Investments Ltd. 4.4% 3/9/23		17,600,000	16,738,357
Canada - 0.5%
First Quantum Minerals Ltd.:
7.25% 5/15/22 (b)		3,510,000	3,593,363
7.25% 4/1/23 (b)		7,175,000	7,390,250
7.5% 4/1/25 (b)		7,790,000	7,965,275
Pacific Exploration and Production Corp. 10% 11/2/21 pay-in-kind (c)		4,500,000	5,017,500

TOTAL CANADA			23,966,388

Cayman Islands - 0.2%
Brazil Minas SPE 5.333% 2/15/28 (b)		6,985,000	7,089,775
Sparc Em Spc 0% 12/5/22 (b)		1,790,000	1,631,585

TOTAL CAYMAN ISLANDS			8,721,360

Costa Rica - 0.2%
Banco Nacional de Costa Rica 6.25% 11/1/23 (b)		2,755,000	2,920,300
Instituto Costarricense de Electricidad:
6.375% 5/15/43 (b)		3,400,000	3,175,396
6.95% 11/10/21 (b)		3,639,000	3,948,315

TOTAL COSTA RICA			10,044,011

Georgia - 0.8%
Georgian Oil & Gas Corp. 6.75% 4/26/21 (b)		19,962,000	21,209,186
JSC BGEO Group 6% 7/26/23 (b)		8,505,000	8,747,393
JSC Georgian Railway 7.75% 7/11/22 (b)		9,770,000	10,844,700

TOTAL GEORGIA			40,801,279

Indonesia - 1.3%
PT Pertamina Persero:
5.625% 5/20/43 (b)		6,800,000	7,319,391
6% 5/3/42 (b)		27,541,000	31,036,779
6.5% 5/27/41 (b)		23,090,000	27,466,917

TOTAL INDONESIA			65,823,087

Ireland - 1.3%
RZD Capital Ltd. 5.7% 4/5/22 (Reg. S)		5,300,000	5,747,002
SCF Capital Ltd. 5.375% 6/16/23 (b)		9,150,000	9,474,825
Vnesheconombank Via VEB Finance PLC:
5.942% 11/21/23 (b)		13,140,000	14,103,819
6.025% 7/5/22 (b)		10,370,000	11,176,869
6.8% 11/22/25 (b)		8,000,000	9,014,880
6.902% 7/9/20 (b)		18,560,000	20,069,670

TOTAL IRELAND			69,587,065

Israel - 0.1%
Israel Electric Corp. Ltd. 7.75% 12/15/27 (Reg. S)		3,076,000	3,957,336
Kazakhstan - 1.3%
Development Bank of Kazakhstan JSC 4.125% 12/10/22 (b)		6,670,000	6,739,235
Kazagro National Management Holding JSC 4.625% 5/24/23 (b)		10,555,000	10,621,518
KazMunaiGaz Finance Sub BV:
3.875% 4/19/22 (b)		5,040,000	5,083,898
5.75% 4/19/47 (b)		13,725,000	13,510,121
6.375% 4/9/21 (b)		13,630,000	14,902,633
7% 5/5/20 (b)		14,135,000	15,407,150
Samruk-Energy JSC 3.75% 12/20/17 (Reg. S)		1,955,000	1,951,481

TOTAL KAZAKHSTAN			68,216,036

Luxembourg - 0.2%
RSHB Capital SA 8.5% 10/16/23 (b)		2,460,000	2,721,464
Steel Capital SA LN Partner Net Program 3.85% 8/27/21 (b)		9,075,000	9,279,188

TOTAL LUXEMBOURG			12,000,652

Mexico - 9.2%
Comision Federal de Electricid:
4.75% 2/23/27 (b)		9,030,000	9,504,075
4.875% 1/15/24 (b)		10,990,000	11,786,775
Mexico City Airport Trust 5.5% 7/31/47 (b)		3,695,000	3,740,818
Pemex Project Funding Master Trust:
6.625% 6/15/35		60,825,000	65,538,938
8.625% 2/1/22		12,438,000	14,595,371
Petroleos Mexicanos:
3 month U.S. LIBOR + 3.650% 4.9672% 3/11/22 (b)(c)(d)		22,075,000	24,035,260
4.625% 9/21/23		7,340,000	7,581,486
4.875% 1/24/22		18,340,000	19,234,075
4.875% 1/18/24		5,785,000	5,999,045
5.375% 3/13/22 (b)		2,280,000	2,436,066
5.5% 1/21/21		13,345,000	14,239,115
5.5% 6/27/44		7,160,000	6,676,700
5.625% 1/23/46		14,958,000	13,910,940
6.375% 2/4/21		21,900,000	23,991,669
6.375% 1/23/45		32,210,000	32,773,675
6.5% 3/13/27 (b)		21,390,000	23,705,040
6.5% 6/2/41		96,795,000	101,199,173
6.75% 9/21/47		31,410,000	33,417,099
6.75% 9/21/47 (b)		6,110,000	6,500,429
6.875% 8/4/26		46,420,000	52,802,750

TOTAL MEXICO			473,668,499

Mongolia - 0.2%
Trade and Development Bank of Mongolia LLC 9.375% 5/19/20 (Reg. S)		11,241,000	12,125,611
Netherlands - 2.9%
Dilijan Finance BV 12% 7/29/20 (b)		1,980,000	2,079,000
Kazakhstan Temir Zholy Finance BV:
6.375% 10/6/20 (b)		3,505,000	3,784,699
6.95% 7/10/42 (b)		8,840,000	9,880,291
Majapahit Holding BV 7.875% 6/29/37 (Reg. S)		7,830,000	10,511,775
Nostrum Oil & Gas Finance BV 8% 7/25/22 (b)		8,335,000	8,697,939
Petrobras Global Finance BV:
8.375% 5/23/21		44,455,000	51,417,764
8.75% 5/23/26		51,505,000	61,870,381

TOTAL NETHERLANDS			148,241,849

Nigeria - 0.1%
Zenith Bank PLC 7.375% 5/30/22 (b)		7,350,000	7,588,875
Oman - 0.2%
Oman Sovereign Sukuk SAOC 4.397% 6/1/24 (b)		11,475,000	11,498,225
Peru - 0.3%
Petroleos Del Peru Petroperu SA:
4.75% 6/19/32 (b)		6,795,000	6,987,978
5.625% 6/19/47 (b)		9,060,000	9,445,050

TOTAL PERU			16,433,028

South Africa - 0.7%
Eskom Holdings SOC Ltd.:
5.75% 1/26/21 (Reg. S)		12,600,000	12,804,624
6.75% 8/6/23 (b)		10,360,000	10,702,916
7.125% 2/11/25 (b)		7,015,000	7,266,642
TransCanada PipeLines Ltd. 4% 7/26/22 (b)		5,075,000	4,993,293

TOTAL SOUTH AFRICA			35,767,475

Sri Lanka - 0.1%
National Savings Bank 8.875% 9/18/18 (b)		2,625,000	2,749,163
Trinidad & Tobago - 0.3%
Petroleum Co. of Trinidad & Tobago Ltd. 9.75% 8/14/19 (b)		16,895,000	17,875,417
Tunisia - 0.3%
Banque Centrale de Tunisie:
5.625% 2/17/24 (Reg. S)	EUR	6,880,000	8,395,745
5.75% 1/30/25 (b)		9,555,000	9,294,378

TOTAL TUNISIA			17,690,123

Turkey - 0.5%
Akbank TAS/Ak Finansal Kiralama A/S 7.2% 3/16/27 (b)(c)		7,625,000	8,019,213
Export Credit Bank of Turkey 5% 9/23/21 (b)		3,420,000	3,499,946
Finansbank A/S 4.875% 5/19/22 (b)		8,295,000	8,277,199
Turkiye Ihracat Kredi Bankasi A/S 5.375% 10/24/23 (b)		4,475,000	4,598,349

TOTAL TURKEY			24,394,707

United Arab Emirates - 0.3%
Dolphin Energy Ltd. 5.5% 12/15/21 (b)		12,765,000	14,038,028
United Kingdom - 0.9%
Biz Finance PLC:
9.625% 4/27/22 (b)		34,485,000	36,923,779
9.75% 1/22/25 (b)		3,000,000	3,223,110
Oschadbank Via SSB #1 PLC 9.625% 3/20/25 (b)		2,310,000	2,463,038
SSB #1 PLC 9.375% 3/10/23 (b)		2,955,000	3,128,606

TOTAL UNITED KINGDOM			45,738,533

United States of America - 0.2%
Brazil Loan Trust 1 5.477% 7/24/23 (b)		2,423,408	2,556,695
Stillwater Mining Co. 7.125% 6/27/25 (b)		7,270,000	7,488,100

TOTAL UNITED STATES OF AMERICA			10,044,795

Venezuela - 2.5%
Petroleos de Venezuela SA:
5.375% 4/12/27		61,475,000	18,442,500
5.5% 4/12/37		68,595,000	20,749,988
6% 5/16/24 (b)		79,495,000	24,146,606
6% 11/15/26 (Reg. S)		93,980,000	28,522,930
8.5% 10/27/20 (Reg. S)		25,005,000	20,754,150
9% 11/17/21 (Reg. S)		16,225,000	6,652,250
9.75% 5/17/35 (b)		16,975,000	5,813,938
12.75% 2/17/22 (b)		11,435,000	5,282,970

TOTAL VENEZUELA			130,365,332

TOTAL NONCONVERTIBLE BONDS
(Cost $1,366,059,061)			1,382,056,944

Government Obligations - 65.0%
Angola - 0.1%
Angola Republic 9.5% 11/12/25 (b)		4,865,000	5,223,891
Argentina - 5.0%
Argentine Republic:
6.625% 7/6/28		5,370,000	5,665,350
6.875% 4/22/21		9,215,000	10,044,350
6.875% 1/26/27		57,630,000	62,269,215
7.125% 7/6/36		10,460,000	10,983,000
7.125% 6/28/2117 (b)		37,535,000	37,459,930
7.5% 4/22/26		73,850,000	83,007,400
7.82% 12/31/33	EUR	9,467,593	12,487,760
8.28% 12/31/33		29,435,788	34,145,514

TOTAL ARGENTINA			256,062,519

Armenia - 0.6%
Republic of Armenia:
6% 9/30/20 (b)		19,100,000	20,169,600
7.15% 3/26/25 (b)		9,465,000	10,583,006

TOTAL ARMENIA			30,752,606

Azerbaijan - 0.1%
Azerbaijan Republic 3.5% 9/1/32 (b)		7,875,000	6,831,563
Bahrain - 0.1%
Bahrain Kingdom 6.75% 9/20/29 (b)		6,915,000	6,856,084
Barbados - 0.4%
Barbados Government:
7% 8/4/22 (b)		14,459,000	13,302,280
7.25% 12/15/21 (b)		7,679,000	7,064,680

TOTAL BARBADOS			20,366,960

Belarus - 0.5%
Belarus Republic:
6.875% 2/28/23 (b)		11,560,000	12,424,110
7.625% 6/29/27 (b)		9,980,000	11,138,918

TOTAL BELARUS			23,563,028

Bolivia - 0.3%
Plurinational State of Bolivia 4.5% 3/20/28 (b)		16,520,000	15,983,100
Brazil - 4.0%
Brazilian Federative Republic:
2.625% 1/5/23		10,500,000	10,066,875
4.25% 1/7/25		22,960,000	23,189,600
5% 1/27/45		19,355,000	18,013,699
5.625% 1/7/41		16,205,000	16,326,538
5.625% 2/21/47		9,775,000	9,872,750
6% 4/7/26		15,390,000	17,082,900
7.125% 1/20/37		13,195,000	15,669,063
8.25% 1/20/34		41,000,000	53,607,500
8.75% 2/4/25		3,120,000	4,024,800
8.875% 4/15/24		4,005,000	5,116,388
10% 1/1/21	BRL	40,385,000	13,228,334
10.125% 5/15/27		6,670,000	9,721,525
12.25% 3/6/30		6,915,000	11,452,969

TOTAL BRAZIL			207,372,941

Cameroon - 0.4%
Cameroon Republic 9.5% 11/19/25 (b)		18,885,000	22,275,726
Colombia - 0.6%
Colombian Republic 7.375% 9/18/37		22,945,000	30,264,455
Costa Rica - 0.5%
Costa Rican Republic:
4.25% 1/26/23 (b)		4,825,000	4,794,844
4.375% 4/30/25 (b)		5,180,000	5,089,350
5.625% 4/30/43 (b)		4,500,000	4,117,500
7% 4/4/44 (b)		5,825,000	6,189,354
7.158% 3/12/45 (b)		4,845,000	5,232,600

TOTAL COSTA RICA			25,423,648

Croatia - 0.3%
Croatia Republic:
5.5% 4/4/23 (b)		4,890,000	5,427,147
6% 1/26/24 (b)		9,135,000	10,432,079

TOTAL CROATIA			15,859,226

Dominican Republic - 1.6%
Dominican Republic:
5.5% 1/27/25 (b)		8,000,000	8,460,000
5.875% 4/18/24 (b)		5,170,000	5,609,450
5.95% 1/25/27 (b)		20,645,000	22,193,375
6.6% 1/28/24 (b)		4,625,000	5,197,344
6.85% 1/27/45 (b)		11,990,000	13,413,813
6.875% 1/29/26 (b)		13,690,000	15,612,897
7.45% 4/30/44 (b)		9,495,000	11,310,919

TOTAL DOMINICAN REPUBLIC			81,797,798

Ecuador - 1.1%
Ecuador Republic:
7.95% 6/20/24 (b)		10,540,000	10,421,425
8.75% 6/2/23 (b)		5,325,000	5,504,719
9.625% 6/2/27 (b)		5,415,000	5,685,750
9.65% 12/13/26 (b)		9,190,000	9,695,450
10.5% 3/24/20 (b)		9,540,000	10,291,275
10.75% 3/28/22 (b)		12,175,000	13,605,563

TOTAL ECUADOR			55,204,182

Egypt - 1.7%
Arab Republic 5.875% 6/11/25 (b)		11,590,000	11,578,410
Arab Republic of Egypt:
, yield at date of purchase 18.6888% to 20.3492% 12/19/17 to 12/26/17	EGP	141,825,000	7,713,967
6.125% 1/31/22 (b)		20,030,000	20,728,847
6.875% 4/30/40 (b)		3,170,000	3,069,936
7.5% 1/31/27 (b)		20,235,000	22,017,177
8.5% 1/31/47 (b)		18,120,000	20,188,543

TOTAL EGYPT			85,296,880

El Salvador - 1.2%
El Salvador Republic:
5.875% 1/30/25 (Reg.S)		7,722,000	7,567,560
6.375% 1/18/27 (b)		7,095,000	7,024,050
7.375% 12/1/19		7,195,000	7,500,788
7.625% 2/1/41 (b)		9,085,000	9,289,413
7.65% 6/15/35 (Reg. S)		10,720,000	11,013,514
7.75% 1/24/23 (Reg. S)		2,995,000	3,213,306
8.25% 4/10/32 (Reg. S)		1,930,000	2,104,877
8.625% 2/28/29 (b)		12,375,000	13,890,938

TOTAL EL SALVADOR			61,604,446

Ethiopia - 0.2%
Federal Democratic Republic of Ethiopia 6.625% 12/11/24 (b)		8,495,000	8,707,375
Gabon - 0.4%
Gabonese Republic:
6.375% 12/12/24 (b)		9,835,000	9,592,253
6.95% 6/16/25 (b)		9,030,000	8,981,328

TOTAL GABON			18,573,581

Ghana - 1.6%
Ghana Republic:
7.875% 8/7/23 (Reg.S)		22,045,000	23,400,106
8.125% 1/18/26 (b)		11,750,000	12,488,135
9.25% 9/15/22 (b)		22,235,000	24,709,756
10.75% 10/14/30 (b)		18,875,000	24,509,188

TOTAL GHANA			85,107,185

Greece - 0.3%
Greek Government 4.375% 8/1/22 (b)	EUR	11,520,000	13,459,727
Guatemala - 0.3%
Guatemalan Republic:
4.375% 6/5/27 (b)		11,290,000	11,177,100
4.875% 2/13/28 (b)		4,615,000	4,718,838

TOTAL GUATEMALA			15,895,938

Honduras - 0.3%
Republic of Honduras 6.25% 1/19/27		13,675,000	14,705,275
Indonesia - 2.6%
Indonesian Republic:
3.85% 7/18/27 (b)		17,880,000	18,374,185
4.75% 1/8/26 (b)		5,660,000	6,171,245
4.75% 7/18/47 (b)		8,190,000	8,635,020
5.875% 1/15/24 (b)		7,205,000	8,259,545
6.625% 2/17/37		12,975,000	16,522,352
7% 5/15/22	IDR	199,338,000,000	15,317,754
7.75% 1/17/38 (b)		12,890,000	18,320,299
8.375% 9/15/26	IDR	191,897,000,000	16,042,470
8.5% 10/12/35 (b)		16,590,000	24,606,106

TOTAL INDONESIA			132,248,976

Iraq - 0.8%
Republic of Iraq:
5.8% 1/15/28 (Reg. S)		32,530,000	30,394,210
6.752% 3/9/23 (b)		11,020,000	10,942,904

TOTAL IRAQ			41,337,114

Ivory Coast - 0.8%
Ivory Coast:
5.125% 6/15/25 (b)	EUR	4,695,000	5,730,695
5.75% 12/31/32		12,887,575	12,637,298
6.125% 6/15/33 (b)		13,085,000	12,851,721
6.375% 3/3/28 (b)		7,540,000	7,785,050

TOTAL IVORY COAST			39,004,764

Jamaica - 0.6%
Jamaican Government:
6.75% 4/28/28		11,595,000	13,363,238
7.625% 7/9/25		5,345,000	6,405,448
7.875% 7/28/45		1,980,000	2,440,350
8% 3/15/39		6,405,000	7,926,188

TOTAL JAMAICA			30,135,224

Jordan - 0.7%
Jordanian Kingdom:
5.75% 1/31/27 (b)		19,655,000	19,273,261
6.125% 1/29/26 (b)		18,480,000	18,692,520

TOTAL JORDAN			37,965,781

Kenya - 0.3%
Republic of Kenya 6.875% 6/24/24 (b)		14,895,000	15,203,922
Kuwait - 0.7%
State of Kuwait 3.5% 3/20/27 (b)		35,470,000	36,480,895
Lebanon - 4.6%
Lebanese Republic:
4% 12/31/17		13,197,750	13,167,395
5% 10/12/17		10,705,000	10,704,251
5.15% 6/12/18		59,975,000	60,163,441
5.15% 11/12/18		7,020,000	7,046,957
5.45% 11/28/19		41,645,000	41,761,606
6% 5/20/19		16,975,000	17,187,188
6% 1/27/23		4,565,000	4,498,808
6.1% 10/4/22		26,290,000	26,246,884
6.375% 3/9/20		8,185,000	8,347,685
6.6% 11/27/26		8,975,000	8,804,655
6.65% 2/26/30 (Reg. S)		14,443,000	13,940,384
6.75% 11/29/27 (Reg. S)		6,300,000	6,203,610
7.05% 11/2/35(Reg. S)		4,040,000	3,895,368
8.25% 4/12/21 (Reg.S)		13,105,000	14,132,432

TOTAL LEBANON			236,100,664

Mongolia - 0.2%
Mongolian People's Republic:
8.75% 3/9/24 (b)		8,070,000	9,050,384
10.875% 4/6/21 (b)		3,095,000	3,591,014

TOTAL MONGOLIA			12,641,398

Namibia - 0.1%
Republic of Namibia 5.25% 10/29/25 (b)		7,420,000	7,539,314
Nigeria - 0.5%
Republic of Nigeria:
, yield at date of purchase 19.3497% 3/22/18	NGN	898,240,000	2,298,419
6.375% 7/12/23 (b)		9,085,000	9,521,262
7.875% 2/16/32 (b)		10,550,000	11,525,875

TOTAL NIGERIA			23,345,556

Oman - 1.2%
Sultanate of Oman:
4.75% 6/15/26 (b)		12,740,000	12,593,490
5.375% 3/8/27 (b)		13,740,000	14,116,668
6.5% 3/8/47 (b)		32,410,000	33,321,304

TOTAL OMAN			60,031,462

Pakistan - 0.5%
Islamic Republic of Pakistan:
7.25% 4/15/19 (b)		5,445,000	5,694,054
8.25% 4/15/24 (b)		12,645,000	14,354,604
8.25% 9/30/25 (b)		6,835,000	7,855,698

TOTAL PAKISTAN			27,904,356

Panama - 0.4%
Panamanian Republic:
8.875% 9/30/27		5,299,000	7,696,798
9.375% 4/1/29		7,320,000	11,016,600

TOTAL PANAMA			18,713,398

Paraguay - 0.3%
Republic of Paraguay:
4.7% 3/27/27 (b)		5,535,000	5,770,238
5% 4/15/26 (b)		4,605,000	4,915,838
6.1% 8/11/44 (b)		5,350,000	6,005,375

TOTAL PARAGUAY			16,691,451

Qatar - 0.7%
State of Qatar:
2.375% 6/2/21		25,260,000	24,882,009
9.75% 6/15/30 (Reg. S)		7,650,000	12,096,547

TOTAL QATAR			36,978,556

Russia - 4.4%
Ministry of Finance Russian Federation 4.75% 5/27/26 (b)		17,200,000	18,232,000
Russian Federation:
4.25% 6/23/27 (b)		22,600,000	22,972,629
4.875% 9/16/23 (b)		9,590,000	10,443,126
5.25% 6/23/47 (b)		54,800,000	55,986,530
5.625% 4/4/42 (b)		16,305,000	18,102,789
7.5% 2/27/19	RUB	2,090,625,000	36,348,400
12.75% 6/24/28 (Reg. S)		35,894,000	63,108,544

TOTAL RUSSIA			225,194,018

Rwanda - 0.2%
Rwanda Rep 6.625% 5/2/23 (b)		8,185,000	8,533,517
Saudi Arabia - 2.8%
Saudi Arabia Kingdom of:
2.375% 10/26/21 (b)		13,370,000	13,189,505
2.875% 3/4/23 (b)		11,025,000	10,997,438
3.625% 3/4/28 (b)		11,025,000	10,996,997
4.5% 10/26/46 (b)		80,260,000	80,089,849
4.625% 10/4/47 (b)		26,460,000	26,555,944

TOTAL SAUDI ARABIA			141,829,733

Senegal - 0.3%
Republic of Senegal:
6.25% 7/30/24 (b)		2,415,000	2,577,119
6.25% 5/23/33 (b)		6,705,000	6,894,684
8.75% 5/13/21 (b)		5,565,000	6,419,517

TOTAL SENEGAL			15,891,320

South Africa - 0.9%
South African Republic:
4.3% 10/12/28		24,255,000	22,848,792
5.375% 7/24/44		6,890,000	6,676,410
5.875% 9/16/25		10,890,000	11,761,200
10.5% 12/21/26	ZAR	89,825,000	7,445,415

TOTAL SOUTH AFRICA			48,731,817

Sri Lanka - 1.1%
Democratic Socialist Republic of Sri Lanka:
5.125% 4/11/19 (b)		2,960,000	3,027,112
5.875% 7/25/22 (b)		3,225,000	3,434,857
6% 1/14/19 (b)		3,180,000	3,279,585
6.2% 5/11/27 (b)		12,545,000	13,160,382
6.25% 10/4/20 (b)		4,345,000	4,628,598
6.25% 7/27/21 (b)		4,475,000	4,811,283
6.825% 7/18/26 (b)		6,000,000	6,589,002
6.85% 11/3/25 (b)		16,750,000	18,387,748

TOTAL SRI LANKA			57,318,567

Suriname - 0.3%
Republic of Suriname 9.25% 10/26/26 (b)		14,780,000	15,962,400
TAJIKISTAN - 0.1%
Tajikistan Rep 7.125% 9/14/27 (b)		6,315,000	6,180,036
Tanzania - 0.0%
United Republic of Tanzania 6 month U.S. LIBOR + 6.000% 7.4522% 3/9/20 (c)(d)		1,533,333	1,599,788
Turkey - 6.6%
Turkish Republic:
4.25% 4/14/26		4,560,000	4,380,610
4.875% 10/9/26		23,995,000	23,835,145
5.125% 3/25/22		5,305,000	5,554,749
5.625% 3/30/21		8,380,000	8,910,538
5.75% 3/22/24		13,855,000	14,718,499
5.75% 5/11/47		18,195,000	17,887,141
6% 3/25/27		43,395,000	46,581,929
6% 1/14/41		20,495,000	21,032,994
6.25% 9/26/22		32,130,000	35,241,148
6.75% 5/30/40		10,180,000	11,308,066
6.875% 3/17/36		36,050,000	40,673,413
7% 6/5/20		9,755,000	10,651,485
7.25% 3/5/38		9,935,000	11,672,830
7.375% 2/5/25		22,385,000	26,001,297
8% 2/14/34		9,740,000	12,119,482
11% 3/2/22	TRY	138,565,000	39,123,869
11.875% 1/15/30		8,075,000	12,841,188

TOTAL TURKEY			342,534,383

Ukraine - 3.5%
Ukraine Government:
0% 5/31/40 (b)(c)		36,495,000	19,652,558
7.375% 9/25/32 (b)		35,923,000	34,980,021
7.75% 9/1/20 (b)		40,167,000	42,577,020
7.75% 9/1/21 (b)		26,022,000	27,618,710
7.75% 9/1/22 (b)		10,727,000	11,374,696
7.75% 9/1/23 (b)		7,322,000	7,687,148
7.75% 9/1/24 (b)		9,642,000	10,063,838
7.75% 9/1/25 (b)		9,662,000	9,999,011
7.75% 9/1/26 (b)		6,727,000	6,921,881
7.75% 9/1/27 (b)		8,292,000	8,504,275

TOTAL UKRAINE			179,379,158

United States of America - 5.9%
U.S. Treasury Bonds:
2.875% 11/15/46		231,543,000	232,158,010
3% 5/15/47		68,380,000	70,311,201

TOTAL UNITED STATES OF AMERICA			302,469,211

Uruguay - 0.4%
Uruguay Republic:
7.625% 3/21/36		4,540,000	6,367,350
7.875% 1/15/33 pay-in-kind		5,545,000	7,804,588
8.5% 3/15/28 (b)	UYU	101,725,000	3,620,638
9.875% 6/20/22 (b)	UYU	130,890,000	4,875,624

TOTAL URUGUAY			22,668,200

Venezuela - 1.5%
Venezuelan Republic:
oil recovery warrants 4/15/20 (e)(f)		211,320	845,280
6% 12/9/20		9,510,000	3,661,350
7% 12/1/18 (Reg. S)		8,075,000	5,208,375
7% 3/31/38		8,645,000	2,876,192
7.65% 4/21/25		15,995,000	5,358,325
7.75% 10/13/19 (Reg. S)		13,260,000	5,933,850
8.25% 10/13/24		14,155,000	4,777,313
9% 5/7/23 (Reg. S)		15,080,000	5,278,000
9.25% 9/15/27		24,050,000	9,499,750
9.25% 5/7/28 (Reg. S)		24,655,000	8,449,269
9.375% 1/13/34		10,515,000	3,706,538
11.75% 10/21/26 (Reg. S)		14,165,000	5,453,525
11.95% 8/5/31 (Reg. S)		18,410,000	7,410,025
12.75% 8/23/22		8,195,000	3,783,632
13.625% 8/15/18		5,105,000	3,860,912

TOTAL VENEZUELA			76,102,336

Vietnam - 0.1%
Vietnamese Socialist Republic 4.8% 11/19/24 (b)		5,440,000	5,811,857
Zambia - 0.3%
Republic of Zambia:
5.375% 9/20/22 (b)		3,870,000	3,683,543
8.5% 4/14/24 (b)		6,585,000	7,033,109
8.97% 7/30/27 (b)		6,215,000	6,747,626

TOTAL ZAMBIA			17,464,278

TOTAL GOVERNMENT OBLIGATIONS
(Cost $3,217,660,105)			3,347,181,584
		Shares	Value

Common Stocks - 0.7%
Canada - 0.0%
First Quantum Minerals Ltd.		150,000	1,684,232
Cayman Islands - 0.6%
Alibaba Group Holding Ltd. sponsored ADR (g)		173,500	29,965,185
Netherlands - 0.1%
Yandex NV Series A (g)		92,000	3,031,400
TOTAL COMMON STOCKS
(Cost $24,297,599)			34,680,817
		Principal Amount(a)	Value

Preferred Securities - 0.1%
China - 0.1%
Sinochem Group 5%(b)(c)(h)
(Cost $2,843,065)		3,040,000	3,171,183
		Shares	Value

Money Market Funds - 7.3%
Fidelity Cash Central Fund, 1.09%(i)
(Cost $376,881,450)		376,827,432	376,902,798
TOTAL INVESTMENT IN SECURITIES - 99.9%
(Cost $4,987,741,280)			5,143,993,326
NET OTHER ASSETS (LIABILITIES) - 0.1%			4,696,339
NET ASSETS - 100%			$5,148,689,665

Currency Abbreviations

BRL – Brazilian real

EGP – Egyptian pound

EUR – European Monetary Unit

IDR – Indonesian rupiah

NGN – Nigerian naira

RUB – Russian ruble

TRY – Turkish Lira

UYU – Uruguay peso

ZAR – South African rand

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Amount is stated in United States dollars unless otherwise noted.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,204,779,016 or 42.8% of net assets.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (e) Quantity represents share amount.

 (f) Level 3 instrument

 (g) Non-income producing

 (h) Security is perpetual in nature with no stated maturity date.

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$2,330,299
Fidelity Securities Lending Cash Central Fund	44,279
Total	$2,374,578

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Information Technology	$32,996,585	$32,996,585	$--	$--
Materials	1,684,232	1,684,232	--	--
Corporate Bonds	1,382,056,944	--	1,382,056,944	--
Government Obligations	3,347,181,584	--	3,346,336,304	845,280
Preferred Securities	3,171,183	--	3,171,183	--
Money Market Funds	376,902,798	376,902,798	--	--
Total Investments in Securities:	$5,143,993,326	$411,583,615	$4,731,564,431	$845,280

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Credit Risk.

The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series VIII’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series VIII

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	November 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	November 28, 2017

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	November 28, 2017